Feb. 27, 2025
FT Vest U.S. Equity Moderate Buffer ETF - January

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Moderate Buffer ETF - February

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Moderate Buffer ETF - March

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Moderate Buffer ETF - April

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Moderate Buffer ETF - May

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Moderate Buffer ETF - June

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Moderate Buffer ETF - July

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Moderate Buffer ETF - August

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Moderate Buffer ETF - September

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Moderate Buffer ETF - October

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Moderate Buffer ETF - November

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Moderate Buffer ETF - December

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.